Federated Hermes Kaufmann Large Cap Fund Expense Example - Federated Hermes Kaufmann Large Cap Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	910
Expense Example, with Redemption, 5 Years	1,173
Expense Example, with Redemption, 10 Years	1,925
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,097
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084